Basic and Diluted Earnings (Loss) per Common Share (Details Narrative) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Net income (loss) attributable to common stockholders per share:
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,500,000	1,500,000